THRIVENT CHURCH LOAN AND INCOME FUND
Registrant CIK 0001721413
Form N-CEN for
Fiscal Year Ended 03/31/2020
PART G: Attachments
Item G.1.b.iv.: Information called for by Item 405 of Regulation S-K
Late Form 4 filings:
1/15/2020 filing date for 1/10/2020 transaction (Jay Jackson)
9/27/2019 filing date for 9/19/2019 transaction (Monica Kleve)
6/6/2019 filing date for 3/15/2019 transaction (Fred Johnson)